Deferred Tax - Summary of Tax Losses and Other Tax Attributes (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	$ 5,042
Tax Value	1,280
Unrecognized Deferred Tax Assets	(654)
Net Deferred Tax Assets	626
Unused tax losses [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	1,799
Tax Value	477
Unrecognized Deferred Tax Assets	(141)
Net Deferred Tax Assets	336
Unused tax losses [member] | Other Jurisdictions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	1,784
Tax Value	427
Unrecognized Deferred Tax Assets	(289)
Net Deferred Tax Assets	138
Capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	552
Tax Value	139
Unrecognized Deferred Tax Assets	(112)
Net Deferred Tax Assets	27
Investment in subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	365
Tax Value	90
Unrecognized Deferred Tax Assets	(90)
Net Deferred Tax Assets	0
Other deductible temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	542
Tax Value	143
Unrecognized Deferred Tax Assets	(20)
Net Deferred Tax Assets	123
U.S. state net operating losses [member] | U.S. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	0
Tax Value	4
Unrecognized Deferred Tax Assets	(2)
Net Deferred Tax Assets	$ 2